SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Customer shares	Dec. 31, 2023 USD ($) Customer shares	Dec. 31, 2022 USD ($) Customer shares
Short term restricted cash	$ 2,858	$ 9,766	$ 15,867
Long term restricted cash	1,795	2,037	4,590
Allowance for doubtful debts	1,351	759
Advertising costs	$ 2,934	$ 3,107	$ 3,472
Potentially dilutive securities | shares	5,566	1,990,173	2,760,855
FDIC Insured amount	$ 250	$ 250
Bank deposits	18,083	34,002	$ 24,568
Deferred revenue, current	3,527	4,938
Revenue recognized	4,938	3,570	2,217
Amortization expense of capitalized internal-use software costs	782	947	$ 742
Israeli employees [Member]
Total severance liabilities	1,385	1,388
Deposits to cover severance liabilities	$ 938	$ 854
Sales Revenue, Goods, Net [Member]
Number of main customers | Customer	3	2	2
Sales Revenue, Goods, Net [Member] | Customer Concentration Risk [Member]
Concentration risk, threshold percentage	47.00%	34.00%	52.00%
Concentration Risk Proforma Percentage			28.00%
Sales Revenue, Goods, Net [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	18.00%	20.00%	34.00%
Sales Revenue, Goods, Net [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	17.00%	14.00%
Sales Revenue, Goods, Net [Member] | Customer C [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage			18.00%
Sales Revenue, Goods, Net [Member] | Customer D [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	12.00%
Accounts Receivable [Member]
Number of main customers | Customer	3	2	2
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, threshold percentage	24.00%	20.00%	31.00%
Concentration Risk Proforma Percentage			18.00%
Europe Japan And Israel [Member]
Total cash balance not insured	$ 84,481	$ 98,282
UNITED STATES
Cash, cash equivalents, restricted cash and bank deposits	1,128	2,745
Total cash balance not insured	$ 828	2,445
Minimum [Member]
Ownership percentage	20.00%
Maximum [Member]
Ownership percentage	50.00%
Letter of Credit [Member]
Short term restricted cash	$ 142	2,980
Long term restricted cash	1,795	2,037
Cash Restricted For Payments To Local Tax Authorities [Member]
Short term restricted cash	1,872	6,036
Derivative instruments [Member]
Short term restricted cash	0	$ 750
Short term bank deposits	$ 844